Financial Assets at Amortized Cost - Noncurrent (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets At Amortized Cost Noncurrent [Abstract]
Disclosure of Financial Assets at Amortized Cost Noncurrent

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Corporate bonds	$2,000	$2,020